Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 18, 2018
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Central Index Key	dei_EntityCentralIndexKey	0000823535
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2018
Prospectus Date	rr_ProspectusDate	Apr. 18, 2018